UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Item 1. Report to Shareholders

Target 2035 Fund	November 30, 2018

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE TARGET FUNDS

HIGHLIGHTS

■	The Target Funds declined for the six-month period ended November 30, 2018. The funds underperformed their respective combined index portfolios, but most funds within the suite outpaced their Lipper peer group averages.

■	Global equity markets generated mixed results, with U.S. stocks posting modest gains while international and emerging markets equities fell. Rising interest rates tempered returns in U.S. fixed income markets, and country-specific risks hurt performance in bond markets outside the U.S.

■	We took advantage of more reasonable valuations following the market sell-off in October and November to moderate our underweight to global equities. U.S. bond yields have dipped from recent highs amid speculation of a more dovish Federal Reserve but are still supported by moderating economic growth and low inflation.

■	We believe that broad diversification across asset classes, regions, and sectors, as well as our ability to actively adjust allocations to enhance the Target Funds’ risk/reward profiles, should benefit our investors across a range of market and economic environments.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Financial markets were challenging for both bond and stock investors in the six months ended November 30, 2018, the first half of your fund’s fiscal year. Longer-term Treasury yields rose through most of the period, providing a general headwind to fixed income returns. The prospect of higher interest rates also weighed on stock prices, and investors faced additional tests from deepening U.S.-China trade tensions, a strengthening U.S. dollar, and signs of slowing global growth.

The weak performance of most asset classes over the past six months stood in stark contrast to solid fundamentals, particularly in the U.S. Thanks in part to recent fiscal stimulus, U.S. gross domestic product expanded at an annualized rate of 4.2% in the second quarter of the year and 3.5% in the third—the best back-to-back performance in four years. Profit growth in the two quarters was even more impressive, with earnings for the S&P 500 as a whole rising at the fastest pace since the recovery from the financial crisis nearly a decade ago.

As usual, the robust economy presented a mixed blessing for bond investors. The strong economic data—including signs that wage gains were finally taking root—fostered a rise in longer-term interest rates and weighed on bond prices. (Bond prices and yields move in opposite directions.) The yield on the benchmark 10-year Treasury note jumped from 2.83% at the end of May to 3.25% in intraday trading on October 5—its highest level since the summer of 2011.

On the positive side, healthy economic conditions also helped solidify borrowers’ balance sheets, bolstering corporate bonds and other credit-sensitive issues. Riskier bonds also typically sport higher coupons, which helped insulate total returns from a decline in bond prices. Indeed, asset-backed securities and better-rated (B and Ba) high yield corporate bonds were among the few fixed income sectors to record gains during the period. Leveraged loans, which feature floating interest rates, were also positive.

Solid economic data paired with tame overall inflation allowed the Federal Reserve to stick to its path of gradually raising short-term interest rates, boosting returns for those seeking current income. The Fed raised the federal funds rate again in June and September and, as of this writing, appears likely to do so again in December. The Fed’s rate increases and the strong U.S. economy attracted assets from overseas, where interest rates in most developed economies generally remained near zero. As a result, most currencies fell against the dollar, weighing on returns for U.S. investors in foreign markets.

The jump in interest rates eventually spilled over into U.S. equity markets, helping push the S&P 500 Index back into its second correction (down over 10% from its highs) for the year in the month of October. Rising trade tensions with China and slowing growth in Europe and Asia also contributed to the turn in sentiment.

In fact, worries about the U.S. economy overheating and sparking inflation dissipated in November, as investors grew more concerned that global growth would slow significantly in 2019. Some late disappointing economic data, along with investors shifting assets from stocks to bonds, caused longer-term bond yields to fall back sharply. In just a few weeks, the yield on the 10-year Treasury note retraced more than half of its advance since May and ended November just above 3%.

While a slowdown in the U.S. economy and corporate profit growth seems all but inevitable in 2019, it seems premature to conclude that the current expansion is coming to an end. Late-cycle markets such as this one tend to create challenges but also dislocations that savvy investors can exploit. You can be confident that your fund’s manager is drawing on the firm’s in-depth research and fundamental analysis in seeking to find opportunities in the coming year.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The funds seek the highest total return over time consistent with an emphasis on both capital growth and income.

FUND COMMENTARY

How did the funds perform in the past six months?

The Target Funds posted negative returns for the six-month period ended November 30, 2018. The funds underperformed their respective combined index portfolios, but most funds within the suite outpaced their Lipper peer group averages. (Returns for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the funds’ relative performance?

Security selection within several underlying strategies detracted over the period. While the U.S. small-cap and mid-cap growth equity portfolios outpaced their respective benchmarks and boosted returns, the impact was offset by underperformance in the U.S. large-cap value and growth portfolios (particularly in the longer-dated funds). Weakness in the international developed markets value and core equity strategies also weighed on relative performance.

Exposure to sectors and asset classes not included in the funds’ combined index portfolio benchmarks hurt relative results. Within equities, an allocation to real assets stocks detracted, as the sector lagged the blended equity benchmark. The real assets segment struggled as slowing economic growth in China weighed on commodity and energy prices. The Trump administration’s decision to temporarily waive sanctions on some countries that import Iranian crude further heightened concerns over excess global oil supply. Within fixed income, long-term U.S. Treasuries and emerging markets bonds weighed on results. However, the inclusion of hedged international bonds—which mitigated the impact of a stronger U.S. dollar on nondollar bonds—and exposure to absolute return-oriented global bonds contributed to performance.

An underweight allocation to U.S. equities relative to international equities hampered relative returns. U.S. equities advanced for much of the period as tax reform legislation, which passed in late 2017, translated into strong earnings growth, whereas escalating trade tensions, a stronger U.S. dollar, political risk, and slowing economic growth dragged down international equities. An overweight to U.S. small-cap equities, which lagged large-caps, also detracted. The overall impact of these allocation decisions was partially mitigated by our favorable underweight to real assets equities.

How are the funds positioned?

We narrowed our underweight to global equities after valuations fell to more attractive levels following a meaningful correction late in the period. The environment remains fragile as late-cycle pressure on profit margins, slower earnings growth, and trade tensions remain risks. U.S. bond yields have risen, but we believe that moderating growth and low inflation should help to keep a lid on yields. We have maintained an overweight to bonds, which offer diversification and may be a buffer against volatile equity markets.

Stocks
On a regional basis, we are overweight international equities relative to U.S. equities. In our view, international markets are in the earlier stages of the economic cycle, while strong earnings growth in the U.S. is still supportive but has likely peaked. Recent underperformance has made international equity valuations even more appealing. Within international equities, the widespread sell-off in emerging markets—driven in part by economic woes in Turkey and Argentina—resulted in cheaper valuations, and we took advantage of the downturn to add to select equities in developing markets.

In the U.S., we favor growth stocks over value stocks as we believe they are more reasonably priced after the recent market correction. With global risks still elevated, secular growth companies could benefit in a low-growth environment, although the disruption of some global supply chains due to trade tensions remains a risk. The late-stage credit cycle and moderating global growth pose headwinds for value stocks. We are overweight U.S. small-caps relative to U.S. large-caps. Valuations for small-cap stocks are lower, and the asset class could benefit from increased capital spending as well as potential mergers and acquisitions.

Among international equities, we prefer value over growth stocks. Valuations for international growth stocks are above historical averages, particularly in cyclically sensitive areas such as the industrials and business services sector. Value stocks outside the U.S. appear more attractively priced, although we have seen fundamentals weaken within European financials, a key barometer of the value sector.

We have remained underweight to inflation-sensitive real assets equities as slower global growth, long-term supply and demand imbalances, and increasingly efficient oil and gas production in the U.S. pose headwinds for the segment. Fundamentals for real estate investment trusts remain broadly positive, supported by limited supply and healthy occupancy rates. However, their valuations have grown less appealing, and rising interest rates are a headwind.

Bonds
Despite a decline from recent highs, U.S. investment-grade bond yields have risen this year, making domestic bonds more attractive than overseas bonds. They also provide portfolio ballast in a volatile equity market environment. Within fixed income, we are underweight high yield bonds due to their limited upside potential even though default risks remain low in the near term. We favor floating rate bank loans as their supportive fundamentals and interest rate reset feature may offer some defense against rising rates; however, we have recently reduced our overweight given weak loan terms and the aging credit cycle.

The expanding short-term interest rate differential between U.S. and international bonds has made yields from hedged international bonds preferable for U.S. dollar-based investors. We increased our emerging markets sovereign debt exposure after the recent sell-off made valuations more appealing. Pressure on these markets from a stronger U.S. dollar could fade as U.S. growth potentially cools in the coming months.

What is portfolio management’s outlook?

Global growth trajectories have diverged in 2018. The U.S. economy has benefited from late-cycle fiscal stimulus and corporate tax reform, while some economies outside the U.S. have lagged despite support from accommodative monetary policies. We expect that global growth will stabilize at more sustainable levels and that the growth differential between the U.S. and the rest of the world will narrow as the tailwind from fiscal stimulus in the U.S. begins to fade. Growth in Europe has moderated, but we expect it will stabilize and remain above potential. U.S. dollar strength and trade risks have exacerbated economic imbalances in some emerging markets; however, many developing countries rely less on U.S. dollar funding than they have in the past, reducing the potential for systemic risk.

Given the backdrop of an extended economic cycle, we have a cautious view on risk taking, but we continue to look for opportunities—particularly in instances where fundamental value may not be fully reflected in market prices. Global central banks are in varying stages of winding down accommodative monetary policies, leading to a decrease in liquidity and the potential for upward pressure on yields. Corporate earnings remain broadly supportive, despite the prospect of slowing global growth. Key risks to global markets include negative impacts from potential monetary policy missteps and an escalation in the trade conflict.

In our view, increased market volatility and disparity in valuations across global risk assets highlight the value of our strategic investing approach. We believe that broad diversification across asset classes, regions, and sectors, as well as our ability to actively adjust allocations to enhance the Target Funds’ risk/reward profiles, should benefit our investors across a range of market and economic environments.

PERFORMANCE COMPARISON

The Performance Comparison tables show the returns for each fund versus its combined index portfolio, which is composed of several indexes representing the underlying asset classes in which the funds invest. The tables also show the average returns for each fund’s respective Lipper target date category, providing a tool to measure the performance of our funds against those with similar objectives. In addition, we compare the funds’ performance against the S&P Target Date Indexes in the Growth of $10,000 graphs following this letter. (Returns for the funds’ Advisor and I Class shares may vary due to their different fee structures.)

IMPORTANT INFORMATION

The principal value of the Target Funds is not guaranteed at any time, including at or after the target date, which is the approximate year an investor plans to retire (assumed to be age 65) and likely stop making new investments in the fund. If an investor plans to retire significantly earlier or later than age 65, the funds may not be an appropriate investment even if the investor is retiring on or near the target date. The funds’ allocations among a broad range of underlying T. Rowe Price stock and bond funds will change over time. The funds emphasize potential capital appreciation during the early phases of retirement asset accumulation, balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a moderate postretirement withdrawal horizon. The funds are not designed for a lump-sum redemption at the target date and do not guarantee a particular level of income. The funds maintain a substantial allocation to equities both prior to and after the target date, which can result in greater volatility over shorter time horizons.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. Rowe Price Target 2005 Fund

Supplement to Summary Prospectus Dated October 1, 2018

Effective January 1, 2019, T. Rowe Price Associates, Inc. ("T. Rowe Price") has agreed to limit the fund's Investor Class' and Advisor Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to the Advisor Class, 12b-1 fees) to 0.15%, through at least September 30, 2020. In addition, effective January 1, 2019, the expense limitation on I Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) will be reduced from 0.05% to 0.01%, through at least September 30, 2020.

Effective January 1, 2019, to reflect the new operating expense limits for the Investor Class and Advisor Class, and the lower operating expense limit for the I Class, the fee table and expense example on pages 1 and 2 are revised as follows:

Fees and Expenses of the Fund*

	Investor Class	I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)			
Maximum account fee	$20[a]	–	–
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			
Management fees	–	–	–
Distribution and service (12b-1) fees	–	–	0.25%
Other expenses	0.80%[b]	0.85%[d]	0.91[e]
Acquired fund fees and expenses	0.39	0.39	0.39
Total annual fund operating expenses	1.19	1.24	1.55
Fee waiver/expense reimbursement	(0.65)[b,c]	(0.84)[c,d]	(0.76)[c,e]
Total annual fund operating expenses after fee waiver/expense reimbursement	**0.54[b,c]**	**0.40[c,d]**	**0.79[c,e]**

*While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).

[a]Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

[b]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Investor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("Investor Class Operating Expenses"), to the extent the Investor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Investor Class' total expense ratio to 0.58%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Investor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Investor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Investor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Investor Class expense limitation.

[c]Restated to reflect current fees.

[d]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's I Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.01% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (and a previous limitation on I Class Operating Expenses of 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.

[e]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Advisor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees ("Advisor Class Operating Expenses"), to the extent the Advisor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Advisor Class' total expense ratio to 0.83%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Advisor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Advisor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Advisor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Advisor Class expense limitation.

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

	1 year	3 years	5 years	10 years
Investor Class	$55	$245	$525	$1,324
I Class	41	222	514	1,346
Advisor Class	81	336	696	1,712

The date of this supplement is December 27, 2018.

F182-041-S 12/27/18

T. Rowe Price Target 2010 Fund

Supplement to Summary Prospectus Dated October 1, 2018

Effective January 1, 2019, T. Rowe Price Associates, Inc. ("T. Rowe Price") has agreed to limit the fund's Investor Class' and Advisor Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to the Advisor Class, 12b-1 fees) to 0.15%, through at least September 30, 2020. In addition, effective January 1, 2019, the expense limitation on I Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) will be reduced from 0.05% to 0.00%, through at least September 30, 2020.

Effective January 1, 2019, to reflect the new operating expense limits for the Investor Class and Advisor Class, and the lower operating expense limit for the I Class, the fee table and expense example on pages 1 and 2 are revised as follows:

Fees and Expenses of the Fund*

	Investor Class	I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)			
Maximum account fee	$20[a]	–	–
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			
Management fees	–	–	–
Distribution and service (12b-1) fees	–	–	0.25%
Other expenses	0.42%	0.50%[c]	0.58[d]
Acquired fund fees and expenses	0.39	0.39	0.39
Total annual fund operating expenses	0.81	0.89	1.22
Fee waiver/expense reimbursement[e]	(0.29)[b]	(0.50)[b,c]	(0.43)[b,d]
Total annual fund operating expenses after fee waiver/expense reimbursement	**0.52[b]**	**0.39[b,c]**	**0.79[b,d]**

*While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).

[a]Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

[b]Restated to reflect current fees.

[c]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's I Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.00% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (and a previous limitation on I Class Operating Expenses of 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's I Class Operating Expenses are below 0.00%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.

[d]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Advisor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees ("Advisor Class Operating Expenses"), to the extent the Advisor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Advisor Class' total expense ratio to 0.83%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Advisor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Advisor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Advisor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Advisor Class expense limitation.

[e]As a result of class-specific expense limitations, T. Rowe Price Associates, Inc. waived fund-level expenses ratably across all classes.

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

	1 year	3 years	5 years	10 years
Investor Class	$53	$199	$391	$946
I Class	40	181	392	1,001
Advisor Class	81	300	585	1,399

The date of this supplement is December 27, 2018.

F183-041-S 12/27/18

T. Rowe Price Target 2015 Fund

Supplement to Summary Prospectus Dated October 1, 2018

Effective January 1, 2019, T. Rowe Price Associates, Inc. ("T. Rowe Price") has agreed to limit the fund's Investor Class' and Advisor Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to the Advisor Class, 12b-1 fees) to 0.15%, through at least September 30, 2020. In addition, effective January 1, 2019, the expense limitation on I Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) will be reduced from 0.05% to 0.01%, through at least September 30, 2020.

Effective January 1, 2019, to reflect the new operating expense limits for the Investor Class and Advisor Class, and the lower operating expense limit for the I Class, the fee table and expense example on pages 1 and 2 are revised as follows:

Fees and Expenses of the Fund*

	Investor Class	I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)			
Maximum account fee	$20[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			
Management fees	—	—	—
Distribution and service (12b-1) fees	—	—	0.25%
Other expenses	0.19%	0.16%[c]	0.31[d]
Acquired fund fees and expenses	0.41	0.41	0.41
Total annual fund operating expenses	0.60	0.57	0.97
Fee waiver/expense reimbursement[e]	(0.07)[b]	(0.15)[b,c]	(0.16)[b,d]
Total annual fund operating expenses after fee waiver/expense reimbursement	**0.53[b]**	**0.42[b,c]**	**0.81[b,d]**

*While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).

[a]Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

[b]Restated to reflect current fees.

[c]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's I Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.01% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (and a previous limitation on I Class Operating Expenses of 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.

[d]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Advisor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees ("Advisor Class Operating Expenses"), to the extent the Advisor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Advisor Class' total expense ratio to 0.86%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Advisor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Advisor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Advisor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Advisor Class expense limitation.

[e]As a result of class-specific expense limitations, T. Rowe Price Associates, Inc. waived fund-level expenses ratably across all classes.

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

	1 year	3 years	5 years	10 years
Investor Class	$54	$178	$321	$736
I Class	43	152	288	684
Advisor Class	83	276	504	1,160

The date of this supplement is December 27, 2018.

F184-041-S 12/27/18

T. Rowe Price Target 2020 Fund

Supplement to Summary Prospectus Dated October 1, 2018

Effective January 1, 2019, T. Rowe Price Associates, Inc. ("T. Rowe Price") has agreed to limit the fund's Investor Class' and Advisor Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to the Advisor Class, 12b-1 fees) to 0.15%, through at least September 30, 2020. In addition, effective January 1, 2019, the expense limitation on I Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) will be reduced from 0.05% to 0.01%, through at least September 30, 2020.

Effective January 1, 2019, to reflect the new operating expense limits for the Investor Class and Advisor Class, and the lower operating expense limit for the I Class, the fee table and expense example on pages 1 and 2 are revised as follows:

Fees and Expenses of the Fund*

	Investor Class	I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)			
Maximum account fee	$20[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			
Management fees	—	—	—
Distribution and service (12b-1) fees	—	—	0.25%
Other expenses	0.19%[b]	0.11%[d]	0.25[e]
Acquired fund fees and expenses	0.44	0.44	0.44
Total annual fund operating expenses	0.63	0.55	0.94
Fee waiver/expense reimbursement[f]	(0.04)[b]	(0.10)[c,d]	(0.10)[c,e]
Total annual fund operating expenses after fee waiver/expense reimbursement	**0.59[b]**	**0.45[c,d]**	**0.84[c,e]**

*While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).

[a]Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

[b]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Investor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("Investor Class Operating Expenses"), to the extent the Investor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Investor Class' total expense ratio to 0.64%)

are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Investor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Investor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Investor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Investor Class expense limitation.

[c]Restated to reflect current fees.

[d]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's I Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.01% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (and a previous limitation on I Class Operating Expenses of 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.

[e]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Advisor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees ("Advisor Class Operating Expenses"), to the extent the Advisor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Advisor Class' total expense ratio to 0.89%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Advisor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Advisor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Advisor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Advisor Class expense limitation.

[f]As a result of class-specific expense limitations, T. Rowe Price Associates, Inc. waived fund-level expenses ratably across all classes.

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

	1 year	3 years	5 years	10 years
Investor Class	$60	$193	$343	$779
I Class	46	156	287	670
Advisor Class	86	279	500	1,136

The date of this supplement is December 27, 2018.

F185-041-S 12/27/18

T. Rowe Price Target 2025 Fund

Supplement to Summary Prospectus Dated October 1, 2018

Effective January 1, 2019, T. Rowe Price Associates, Inc. ("T. Rowe Price") has agreed to limit the fund's Investor Class' and Advisor Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to the Advisor Class, 12b-1 fees) to 0.15%, through at least September 30, 2020. In addition, effective January 1, 2019, the expense limitation on I Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) will be reduced from 0.05% to 0.01%, through at least September 30, 2020.

Effective January 1, 2019, to reflect the new operating expense limits for the Investor Class and Advisor Class, and the lower operating expense limit for the I Class, the fee table and expense example on pages 1 and 2 are revised as follows:

Fees and Expenses of the Fund*

	Investor Class	I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)			
Maximum account fee	$20[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			
Management fees	—	—	—
Distribution and service (12b-1) fees	—	—	0.25%
Other expenses	0.23%[b]	0.12%[d]	0.27[e]
Acquired fund fees and expenses	0.46	0.46	0.46
Total annual fund operating expenses	0.69	0.58	0.98
Fee waiver/expense reimbursement	(0.08)[b,c]	(0.11)[c,d]	(0.12)[c,e]
Total annual fund operating expenses after fee waiver/expense reimbursement	**0.61[b,c]**	**0.47[c,d]**	**0.86[c,e]**

*While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).

[a]Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

[b]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Investor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("Investor Class Operating Expenses"), to the extent the Investor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Investor Class' total expense ratio to 0.67%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Investor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Investor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Investor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Investor Class expense limitation.

[c] Restated to reflect current fees.

[d] T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's I Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.01% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (and a previous limitation on I Class Operating Expenses of 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.

[e] T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Advisor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees ("Advisor Class Operating Expenses"), to the extent the Advisor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Advisor Class' total expense ratio to 0.92%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Advisor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Advisor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Advisor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Advisor Class expense limitation.

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

	1 year	3 years	5 years	10 years
Investor Class	$62	$204	$368	$843
I Class	48	163	301	704
Advisor Class	88	288	518	1,179

The date of this supplement is December 27, 2018.

F186-041-S 12/27/18

T. Rowe Price Target 2030 Fund

Supplement to Summary Prospectus Dated October 1, 2018

Effective January 1, 2019, T. Rowe Price Associates, Inc. ("T. Rowe Price") has agreed to limit the fund's Investor Class' and Advisor Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to the Advisor Class, 12b-1 fees) to 0.15%, through at least September 30, 2020. In addition, effective January 1, 2019, the expense limitation on I Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) will be reduced from 0.05% to 0.01%, through at least September 30, 2020.

Effective January 1, 2019, to reflect the new operating expense limits for the Investor Class and Advisor Class, and the lower operating expense limit for the I Class, the fee table and expense example on pages 1 and 2 are revised as follows:

Fees and Expenses of the Fund*

	Investor Class	I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)			
Maximum account fee	$20[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			
Management fees	—	—	—
Distribution and service (12b-1) fees	—	—	0.25%
Other expenses	0.25%[b]	0.13%[d]	0.26[e]
Acquired fund fees and expenses	0.50	0.50	0.50
Total annual fund operating expenses	0.75	0.63	1.01
Fee waiver/expense reimbursement	(0.10)[b,c]	(0.12)[c,d]	(0.11)[c,e]
Total annual fund operating expenses after fee waiver/expense reimbursement	**0.65[b,c]**	**0.51[c,d]**	**0.90[c,e]**

*While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).

[a]Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

[b]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Investor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("Investor Class Operating Expenses"), to the extent the Investor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Investor Class' total expense ratio to 0.70%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Investor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Investor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Investor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Investor Class expense limitation.

[c]Restated to reflect current fees.

[d]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's I Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.01% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (and a previous limitation on I Class Operating Expenses of 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.

[e]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Advisor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees ("Advisor Class Operating Expenses"), to the extent the Advisor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Advisor Class' total expense ratio to 0.95%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Advisor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Advisor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Advisor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Advisor Class expense limitation.

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

	1 year	3 years	5 years	10 years
Investor Class	$66	$219	$397	$911
I Class	52	177	327	763
Advisor Class	92	299	536	1,216

The date of this supplement is December 27, 2018.

F187-041-S 12/27/18

T. Rowe Price Target 2035 Fund

Supplement to Summary Prospectus Dated October 1, 2018

Effective January 1, 2019, T. Rowe Price Associates, Inc. ("T. Rowe Price") has agreed to limit the fund's Investor Class' and Advisor Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to the Advisor Class, 12b-1 fees) to 0.15%, through at least September 30, 2020. In addition, effective January 1, 2019, the expense limitation on I Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) will be reduced from 0.05% to 0.01%, through at least September 30, 2020.

Effective January 1, 2019, to reflect the new operating expense limits for the Investor Class and Advisor Class, and the lower operating expense limit for the I Class, the fee table and expense example on pages 1 and 2 are revised as follows:

Fees and Expenses of the Fund*

	Investor Class	I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)			
Maximum account fee	$20[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			
Management fees	—	—	—
Distribution and service (12b-1) fees	—	—	0.25%
Other expenses	0.33%[b]	0.19%[d]	0.33[e]
Acquired fund fees and expenses	0.53	0.53	0.53
Total annual fund operating expenses	0.86	0.72	1.11
Fee waiver/expense reimbursement	(0.18)[b,c]	(0.18)[c,d]	(0.18)[c,e]
Total annual fund operating expenses after fee waiver/expense reimbursement	**0.68[b,c]**	**0.54[c,d]**	**0.93[c,e]**

*While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).

[a]Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

[b]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Investor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("Investor Class Operating Expenses"), to the extent the Investor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Investor Class' total expense ratio to 0.72%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Investor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Investor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Investor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Investor Class expense limitation.

[c]Restated to reflect current fees.

[d]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's I Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.01% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (and a previous limitation on I Class Operating Expenses of 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.

[e]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Advisor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees ("Advisor Class Operating Expenses"), to the extent the Advisor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Advisor Class' total expense ratio to 0.97%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Advisor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Advisor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Advisor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Advisor Class expense limitation.

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

	1 year	3 years	5 years	10 years
Investor Class	$69	$237	$441	$1,027
I Class	55	193	364	860
Advisor Class	95	316	576	1,319

The date of this supplement is December 27, 2018.

F195-041-S 12/27/18

T. Rowe Price Target 2040 Fund

Supplement to Summary Prospectus Dated October 1, 2018

Effective January 1, 2019, T. Rowe Price Associates, Inc. ("T. Rowe Price") has agreed to limit the fund's Investor Class' and Advisor Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to the Advisor Class, 12b-1 fees) to 0.15%, through at least September 30, 2020. In addition, effective January 1, 2019, the expense limitation on I Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) will be reduced from 0.05% to 0.01%, through at least September 30, 2020.

Effective January 1, 2019, to reflect the new operating expense limits for the Investor Class and Advisor Class, and the lower operating expense limit for the I Class, the fee table and expense example on pages 1 and 2 are revised as follows:

Fees and Expenses of the Fund*

	Investor Class	I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)			
Maximum account fee	$20[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			
Management fees	—	—	—
Distribution and service (12b-1) fees	—	—	0.25%
Other expenses	0.37%[b]	0.22%[d]	0.36[e]
Acquired fund fees and expenses	0.55	0.55	0.55
Total annual fund operating expenses	0.92	0.77	1.16
Fee waiver/expense reimbursement	(0.22)[b,c]	(0.21)[c,d]	(0.21)[c,e]
Total annual fund operating expenses after fee waiver/expense reimbursement	**0.70[b,c]**	**0.56[c,d]**	**0.95[c,e]**

*While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).

[a]Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

[b]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Investor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("Investor Class Operating Expenses"), to the extent the Investor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Investor Class' total expense ratio to 0.74%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Investor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Investor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Investor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Investor Class expense limitation.

[c]Restated to reflect current fees.

[d]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's I Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.01% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (and a previous limitation on I Class Operating Expenses of 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.

[e]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Advisor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees ("Advisor Class Operating Expenses"), to the extent the Advisor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Advisor Class' total expense ratio to 0.99%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Advisor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Advisor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Advisor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Advisor Class expense limitation.

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

	1 year	3 years	5 years	10 years
Investor Class	$72	$248	$465	$1,090
I Class	57	203	385	914
Advisor Class	97	326	597	1,370

The date of this supplement is December 27, 2018.

F196-041-S 12/27/18

T. Rowe Price Target 2045 Fund

Supplement to Summary Prospectus Dated October 1, 2018

Effective January 1, 2019, T. Rowe Price Associates, Inc. ("T. Rowe Price") has agreed to limit the fund's Investor Class' and Advisor Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to the Advisor Class, 12b-1 fees) to 0.15%, through at least September 30, 2020. In addition, effective January 1, 2019, the expense limitation on I Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) will be reduced from 0.05% to 0.01%, through at least September 30, 2020.

Effective January 1, 2019, to reflect the new operating expense limits for the Investor Class and Advisor Class, and the lower operating expense limit for the I Class, the fee table and expense example on pages 1 and 2 are revised as follows:

Fees and Expenses of the Fund*

	Investor Class	I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)			
Maximum account fee	$20[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			
Management fees	—	—	—
Distribution and service (12b-1) fees	—	—	0.25%
Other expenses	0.47%[b]	0.30%[d]	0.45[e]
Acquired fund fees and expenses	0.56	0.56	0.56
Total annual fund operating expenses	1.03	0.86	1.26
Fee waiver/expense reimbursement	(0.32)[b,c]	(0.29)[c,d]	(0.30)[c,e]
Total annual fund operating expenses after fee waiver/expense reimbursement	**0.71[b,c]**	**0.57[c,d]**	**0.96[c,e]**

*While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).

[a]Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

[b]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Investor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("Investor Class Operating Expenses"), to the extent the Investor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Investor Class' total expense ratio to 0.74%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Investor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Investor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Investor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Investor Class expense limitation.

[c]Restated to reflect current fees.

[d]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's I Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.01% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (and a previous limitation on I Class Operating Expenses of 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.

[e]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Advisor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees ("Advisor Class Operating Expenses"), to the extent the Advisor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Advisor Class' total expense ratio to 0.99%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Advisor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Advisor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Advisor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Advisor Class expense limitation.

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

	1 year	3 years	5 years	10 years
Investor Class	$73	$262	$505	$1,200
I Class	58	215	418	1,006
Advisor Class	98	339	632	1,468

The date of this supplement is December 27, 2018.

F197-041-S 12/27/18

T. Rowe Price Target 2050 Fund

Supplement to Summary Prospectus Dated October 1, 2018

Effective January 1, 2019, T. Rowe Price Associates, Inc. ("T. Rowe Price") has agreed to limit the fund's Investor Class' and Advisor Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to the Advisor Class, 12b-1 fees) to 0.15%, through at least September 30, 2020. In addition, effective January 1, 2019, the expense limitation on I Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) will be reduced from 0.05% to 0.01%, through at least September 30, 2020.

Effective January 1, 2019, to reflect the new operating expense limits for the Investor Class and Advisor Class, and the lower operating expense limit for the I Class, the fee table and expense example on pages 1 and 2 are revised as follows:

Fees and Expenses of the Fund*

	Investor Class	I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)			
Maximum account fee	$20[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			
Management fees	—	—	—
Distribution and service (12b-1) fees	—	—	0.25%
Other expenses	0.55%[b]	0.40%[d]	0.54[e]
Acquired fund fees and expenses	0.57	0.57	0.57
Total annual fund operating expenses	1.12	0.97	1.36
Fee waiver/expense reimbursement	(0.40)[b,c]	(0.39)[c,d]	(0.39)[c,e]
Total annual fund operating expenses after fee waiver/expense reimbursement	**0.72[b,c]**	**0.58[c,d]**	**0.97[c,e]**

*While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).

[a]Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

[b]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Investor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("Investor Class Operating Expenses"), to the extent the Investor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Investor Class' total expense ratio to 0.75%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Investor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Investor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Investor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Investor Class expense limitation.

[c]Restated to reflect current fees.

[d]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's I Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.01% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (and a previous limitation on I Class Operating Expenses of 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.

[e]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Advisor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees ("Advisor Class Operating Expenses"), to the extent the Advisor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Advisor Class' total expense ratio to 1.00%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Advisor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Advisor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Advisor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Advisor Class expense limitation.

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

	1 year	3 years	5 years	10 years
Investor Class	$74	$274	$537	$1,289
I Class	59	229	458	1,116
Advisor Class	99	352	668	1,565

The date of this supplement is December 27, 2018.

F198-041-S 12/27/18

T. Rowe Price Target 2055 Fund

Supplement to Summary Prospectus Dated October 1, 2018

Effective January 1, 2019, T. Rowe Price Associates, Inc. ("T. Rowe Price") has agreed to limit the fund's Investor Class' and Advisor Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to the Advisor Class, 12b-1 fees) to 0.15%, through at least September 30, 2020. In addition, effective January 1, 2019, the expense limitation on I Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) will be reduced from 0.05% to 0.01%, through at least September 30, 2020.

Effective January 1, 2019, to reflect the new operating expense limits for the Investor Class and Advisor Class, and the lower operating expense limit for the I Class, the fee table and expense example on pages 1 and 2 are revised as follows:

Fees and Expenses of the Fund*

	Investor Class	I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)			
Maximum account fee	$20[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			
Management fees	—	—	—
Distribution and service (12b-1) fees	—	—	0.25%
Other expenses	0.87%[b]	0.70%[d]	0.86[e]
Acquired fund fees and expenses	0.57	0.57	0.57
Total annual fund operating expenses	1.44	1.27	1.68
Fee waiver/expense reimbursement	(0.72)[b,c]	(0.69)[c,d]	(0.71)[c,e]
Total annual fund operating expenses after fee waiver/expense reimbursement	**0.72[b,c]**	**0.58[c,d]**	**0.97[c,e]**

*While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).

[a]Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

[b]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Investor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("Investor Class Operating Expenses"), to the extent the Investor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Investor Class' total expense ratio to 0.75%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Investor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Investor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Investor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Investor Class expense limitation.

[c]Restated to reflect current fees.

[d]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's I Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.01% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (and a previous limitation on I Class Operating Expenses of 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.

[e]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Advisor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees ("Advisor Class Operating Expenses"), to the extent the Advisor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Advisor Class' total expense ratio to 1.00%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Advisor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Advisor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Advisor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Advisor Class expense limitation.

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

	1 year	3 years	5 years	10 years
Investor Class	$74	$310	$646	$1,596
I Class	59	262	560	1,408
Advisor Class	99	387	775	1,864

The date of this supplement is December 27, 2018.

F199-041-S 12/27/18

T. Rowe Price Target 2060 Fund

Supplement to Summary Prospectus Dated October 1, 2018

Effective January 1, 2019, T. Rowe Price Associates, Inc. ("T. Rowe Price") has agreed to limit the fund's Investor Class' and Advisor Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to the Advisor Class, 12b-1 fees) to 0.15%, through at least September 30, 2020. In addition, effective January 1, 2019, the expense limitation on I Class' operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) will be reduced from 0.05% to 0.01%, through at least September 30, 2020.

Effective January 1, 2019, to reflect the new operating expense limits for the Investor Class and Advisor Class, and the lower operating expense limit for the I Class, the fee table and expense example on pages 1 and 2 are revised as follows:

Fees and Expenses of the Fund*

	Investor Class	I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)			
Maximum account fee	$20[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			
Management fees	—	—	—
Distribution and service (12b-1) fees	—	—	0.25%
Other expenses	2.41%[b]	2.27%[d]	2.43[e]
Acquired fund fees and expenses	0.58	0.58	0.58
Total annual fund operating expenses	2.99	2.85	3.26
Fee waiver/expense reimbursement	(2.26)[b,c]	(2.26)[c,d]	(2.28)[c,e]
Total annual fund operating expenses after fee waiver/expense reimbursement	**0.73[b,c]**	**0.59[c,d]**	**0.98[c,e]**

*While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).

[a]Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

[b]T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Investor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("Investor Class Operating Expenses"), to the extent the Investor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Investor Class' total expense ratio to 0.75%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Investor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Investor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Investor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Investor Class expense limitation.

[c] Restated to reflect current fees.

[d] T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's I Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.01% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (and a previous limitation on I Class Operating Expenses of 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.

[e] T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund's Advisor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees ("Advisor Class Operating Expenses"), to the extent the Advisor Class Operating Expenses exceed 0.15% of the class' average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Advisor Class' total expense ratio to 1.00%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund's Advisor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Advisor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Advisor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Advisor Class expense limitation.

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

	1 year	3 years	5 years	10 years
Investor Class	$75	$481	$1,157	$2,971
I Class	60	437	1,086	2,833
Advisor Class	100	560	1,290	3,230

The date of this supplement is December 27, 2018.

F181-041-S 12/27/18

RISKS OF INVESTING

The Target Funds’ investment in many underlying funds means that they will be exposed to the risks of different areas of the market. As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Investors should note that the higher a fund’s allocation to stocks, the greater the risk.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

BENCHMARK INFORMATION

Lipper Averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

S&P Target Date Indexes: A series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time.

Combined Index Portfolios: Unmanaged blended index portfolios created as custom benchmarks for each of the Target Funds. As of November 30, 2018, the combined index portfolios were composed of the following indexes:

■	Target 2005 Fund: 24.15% Russell 3000 Index, 45.50% Bloomberg Barclays U.S. Aggregate Bond Index, 20.00% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 10.35% MSCI All Country World Index ex USA.

■	Target 2010 Fund: 25.2% Russell 3000 Index, 44.0% Bloomberg Barclays U.S. Aggregate Bond Index, 20.0% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 10.8% MSCI All Country World Index ex USA.

■	Target 2015 Fund: 26.95% Russell 3000 Index, 41.50% Bloomberg Barclays U.S. Aggregate Bond Index, 20.00% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 11.55% MSCI All Country World Index ex USA.

■	Target 2020 Fund: 31.85% Russell 3000 Index, 35.50% Bloomberg Barclays U.S. Aggregate Bond Index, 19.00% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 13.65% MSCI All Country World Index ex USA.

■	Target 2025 Fund: 37.10% Russell 3000 Index, 31.00% Bloomberg Barclays U.S. Aggregate Bond Index, 16.00% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 15.90% MSCI All Country World Index ex USA.

■	Target 2030 Fund: 42.35% Russell 3000 Index, 29.50% Bloomberg Barclays U.S. Aggregate Bond Index, 10.00% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 18.15% MSCI All Country World Index ex USA.

■	Target 2035 Fund: 47.25% Russell 3000 Index, 28.00% Bloomberg Barclays U.S. Aggregate Bond Index, 4.50% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 20.25% MSCI All Country World Index ex USA.

■	Target 2040 Fund: 51.8% Russell 3000 Index, 26.0% Bloomberg Barclays U.S. Aggregate Bond Index, and 22.2% MSCI All Country World Index ex USA.
■	Target 2045 Fund: 55.3% Russell 3000 Index, 21.0% Bloomberg Barclays U.S. Aggregate Bond Index, and 23.7% MSCI All Country World Index ex USA.
■	Target 2050 Fund: 58.8% Russell 3000 Index, 16.0% Bloomberg Barclays U.S. Aggregate Bond Index, and 25.2% MSCI All Country World Index ex USA.
■	Target 2055 Fund: 61.25% Russell 3000 Index, 12.50% Bloomberg Barclays U.S. Aggregate Bond Index, and 26.25% MSCI All Country World Index ex USA.
■	Target 2060 Fund: 63.0% Russell 3000 Index, 10.0% Bloomberg Barclays U.S. Aggregate Bond Index, and 27.0% MSCI All Country World Index ex USA.

Neutral allocations: The asset allocations reflected in the Target Funds’ glide path are referred to as “neutral” allocations. As of November 30, 2018, the funds’ neutral allocations were as follows:

■	Target 2005 Fund: 34.5% stocks and 65.5% bonds and cash.
■	Target 2010 Fund: 36.0% stocks and 64.0% bonds and cash.
■	Target 2015 Fund: 38.5% stocks and 61.5% bonds and cash.
■	Target 2020 Fund: 45.5% stocks and 54.5% bonds and cash.
■	Target 2025 Fund: 53.0% stocks and 47.0% bonds and cash.
■	Target 2030 Fund: 60.5% stocks and 39.5% bonds and cash.
■	Target 2035 Fund: 67.5% stocks and 32.5% bonds and cash.
■	Target 2040 Fund: 74.0% stocks and 26.0% bonds and cash.
■	Target 2045 Fund: 79.0% stocks and 21.0% bonds and cash.
■	Target 2050 Fund: 84.0% stocks and 16.0% bonds and cash.
■	Target 2055 Fund: 87.5% stocks and 12.5% bonds and cash.
■	Target 2060 Fund: 90.0% stocks and 10.0% bonds and cash.

Note: Bloomberg Index Services Ltd. Copyright © 2018, Bloomberg Index Services Ltd. Used with permission.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Note: Frank Russell Company (Russell) is the source and owner of the Russell index data contained or reflected in these materials and all trademarks and copyrights related thereto. Russell® is a registered trademark of Russell. Russell is not responsible for the formatting or configuration of these materials or for any inaccuracy in T. Rowe Price Associates’ presentation thereof.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/18

Target 2005 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	17.67%	15.76%	Equity Index 500–I Class
	0.00	0.00	Growth Stock–I Class
	0.00	0.00	Value–I Class
U.S. Mid-Cap Stocks	1.38	1.45	Mid-Cap Growth–I Class
	1.38	1.33	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	0.84	1.03	New Horizons–I Class
	0.84	0.93	Small-Cap Stock–I Class
	0.84	0.92	Small-Cap Value–I Class
International Developed Market Stocks	2.79	2.61	International Stock–I Class
	2.79	2.86	International Value Equity–I Class
	2.78	2.89	Overseas Stock–I Class
International Emerging Market Stocks	1.47	1.53	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.72	0.72	Real Assets–I Class
Total Stocks	34.50	32.03	
Core Fixed Income	4.55	4.73	Dynamic Global Bond–I Class
	6.83	6.46	International Bond (USD Hedged)–I Class
	20.47	22.20	New Income–I Class
Diversifying Fixed Income	5.12	5.89	Emerging Markets Bond–I Class
	1.02	1.82	Floating Rate–I Class
	4.10	2.91	High Yield–I Class
	0.00	0.00	International Bond–I Class
	20.00	19.90	Limited Duration Inflation Focused Bond–I Class
	3.41	3.81	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.25	U.S. Treasury Money–I Class
Total Bonds	65.50	67.97	

Allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/18

Target 2010 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	18.43%	16.47%	Equity Index 500–I Class
	0.00	0.00	Growth Stock–I Class
	0.00	0.00	Value–I Class
U.S. Mid-Cap Stocks	1.44	1.53	Mid-Cap Growth–I Class
	1.44	1.38	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	0.88	1.05	New Horizons–I Class
	0.87	0.98	Small-Cap Stock–I Class
	0.88	0.96	Small-Cap Value–I Class
International Developed Market Stocks	2.91	2.74	International Stock–I Class
	2.91	2.97	International Value Equity–I Class
	2.90	3.03	Overseas Stock–I Class
International Emerging Market Stocks	1.54	1.59	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.80	0.76	Real Assets–I Class
Total Stocks	36.00	33.46	
Core Fixed Income	4.40	4.58	Dynamic Global Bond–I Class
	6.60	6.25	International Bond (USD Hedged)–I Class
	19.80	21.50	New Income–I Class
Diversifying Fixed Income	4.89	5.66	Emerging Markets Bond–I Class
	0.98	1.74	Floating Rate–I Class
	3.91	2.78	High Yield–I Class
	0.00	0.00	International Bond–I Class
	20.00	19.89	Limited Duration Inflation Focused Bond–I Class
	3.41	3.81	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.33	U.S. Treasury Money–I Class
Total Bonds	63.99	66.54	

Allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/18

Target 2015 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	14.78%	13.32%	Equity Index 500–I Class
	2.47	2.33	Growth Stock–I Class
	2.47	2.29	Value–I Class
U.S. Mid-Cap Stocks	1.54	1.66	Mid-Cap Growth–I Class
	1.54	1.51	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	0.94	1.16	New Horizons–I Class
	0.93	1.04	Small-Cap Stock–I Class
	0.94	1.04	Small-Cap Value–I Class
International Developed Market Stocks	3.11	2.94	International Stock–I Class
	3.11	3.18	International Value Equity–I Class
	3.10	3.27	Overseas Stock–I Class
International Emerging Market Stocks	1.65	1.67	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.92	0.82	Real Assets–I Class
Total Stocks	38.50	36.23	
Core Fixed Income	4.15	4.27	Dynamic Global Bond–I Class
	6.23	5.92	International Bond (USD Hedged)–I Class
	18.67	20.35	New Income–I Class
Diversifying Fixed Income	4.53	5.23	Emerging Markets Bond–I Class
	0.91	1.62	Floating Rate–I Class
	3.62	2.52	High Yield–I Class
	0.00	0.00	International Bond–I Class
	20.00	19.88	Limited Duration Inflation Focused Bond–I Class
	3.40	3.79	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.21	U.S. Treasury Money–I Class
Total Bonds	61.51	63.79	

Allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/18

Target 2020 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	14.04%	12.67%	Equity Index 500–I Class
	4.63	4.30	Growth Stock–I Class
	4.63	4.36	Value–I Class
U.S. Mid-Cap Stocks	1.82	1.98	Mid-Cap Growth–I Class
	1.82	1.79	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.11	1.38	New Horizons–I Class
	1.10	1.23	Small-Cap Stock–I Class
	1.11	1.21	Small-Cap Value–I Class
International Developed Market Stocks	3.67	3.51	International Stock–I Class
	3.67	3.79	International Value Equity–I Class
	3.68	3.90	Overseas Stock–I Class
International Emerging Market Stocks	1.95	1.99	Emerging Markets Stock–I Class
Inflation Focused Stocks	2.27	0.97	Real Assets–I Class
Total Stocks	45.50	43.08	
Core Fixed Income	3.55	3.74	Dynamic Global Bond–I Class
	5.33	5.11	International Bond (USD Hedged)–I Class
	15.97	17.58	New Income–I Class
Diversifying Fixed Income	3.69	4.34	Emerging Markets Bond–I Class
	0.74	1.37	Floating Rate–I Class
	2.95	2.05	High Yield–I Class
	0.00	0.00	International Bond–I Class
	19.00	18.85	Limited Duration Inflation Focused Bond–I Class
	3.27	3.64	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.25	U.S. Treasury Money–I Class
Total Bonds	54.50	56.93	

Allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/18

Target 2025 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	12.10%	10.94%	Equity Index 500–I Class
	7.52	7.03	Growth Stock–I Class
	7.52	7.14	Value–I Class
U.S. Mid-Cap Stocks	2.11	2.32	Mid-Cap Growth–I Class
	2.11	2.11	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.30	1.61	New Horizons–I Class
	1.29	1.45	Small-Cap Stock–I Class
	1.30	1.43	Small-Cap Value–I Class
International Developed Market Stocks	4.28	4.13	International Stock–I Class
	4.28	4.43	International Value Equity–I Class
	4.28	4.58	Overseas Stock–I Class
International Emerging Market Stocks	2.26	2.32	Emerging Markets Stock–I Class
Inflation Focused Stocks	2.65	1.12	Real Assets–I Class
Total Stocks	53.00	50.61	
Core Fixed Income	3.10	3.28	Dynamic Global Bond–I Class
	4.65	4.49	International Bond (USD Hedged)–I Class
	13.95	15.49	New Income–I Class
Diversifying Fixed Income	3.11	3.71	Emerging Markets Bond–I Class
	0.62	1.18	Floating Rate–I Class
	2.49	1.71	High Yield–I Class
	0.00	0.00	International Bond–I Class
	16.00	15.84	Limited Duration Inflation Focused Bond–I Class
	3.07	3.44	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.23	U.S. Treasury Money–I Class
Total Bonds	46.99	49.37	

Allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/18

Target 2030 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	10.12%	9.37%	Equity Index 500–I Class
	10.43	9.84	Growth Stock–I Class
	10.43	9.86	Value–I Class
U.S. Mid-Cap Stocks	2.41	2.67	Mid-Cap Growth–I Class
	2.41	2.44	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.48	1.84	New Horizons–I Class
	1.48	1.66	Small-Cap Stock–I Class
	1.48	1.61	Small-Cap Value–I Class
International Developed Market Stocks	4.88	4.71	International Stock–I Class
	4.88	5.08	International Value Equity–I Class
	4.89	5.27	Overseas Stock–I Class
International Emerging Market Stocks	2.59	2.71	Emerging Markets Stock–I Class
Inflation Focused Stocks	3.02	1.28	Real Assets–I Class
Total Stocks	60.50	58.34	
Core Fixed Income	2.95	3.13	Dynamic Global Bond–I Class
	4.43	4.30	International Bond (USD Hedged)–I Class
	13.27	14.72	New Income–I Class
Diversifying Fixed Income	2.90	3.48	Emerging Markets Bond–I Class
	0.58	1.13	Floating Rate–I Class
	2.32	1.58	High Yield–I Class
	0.00	0.00	International Bond–I Class
	10.00	9.90	Limited Duration Inflation Focused Bond–I Class
	3.04	3.41	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.02	U.S. Treasury Money–I Class
Total Bonds	39.49	41.67	

Allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/18

Target 2035 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	8.59%	7.78%	Equity Index 500–I Class
	12.99	12.30	Growth Stock–I Class
	12.99	12.35	Value–I Class
U.S. Mid-Cap Stocks	2.69	3.02	Mid-Cap Growth–I Class
	2.69	2.71	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.65	2.02	New Horizons–I Class
	1.64	1.84	Small-Cap Stock–I Class
	1.65	1.78	Small-Cap Value–I Class
International Developed Market Stocks	5.45	5.27	International Stock–I Class
	5.45	5.71	International Value Equity–I Class
	5.45	5.90	Overseas Stock–I Class
International Emerging Market Stocks	2.89	3.06	Emerging Markets Stock–I Class
Inflation Focused Stocks	3.37	1.44	Real Assets–I Class
Total Stocks	67.50	65.18	
Core Fixed Income	2.80	3.02	Dynamic Global Bond–I Class
	4.20	4.10	International Bond (USD Hedged)–I Class
	12.60	13.97	New Income–I Class
Diversifying Fixed Income	2.69	3.25	Emerging Markets Bond–I Class
	0.54	1.05	Floating Rate–I Class
	2.15	1.46	High Yield–I Class
	0.00	0.00	International Bond–I Class
	4.50	4.33	Limited Duration Inflation Focused Bond–I Class
	3.02	3.39	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.24	U.S. Treasury Money–I Class
Total Bonds	32.50	34.81	

Allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/18

Target 2040 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	6.87%	6.33%	Equity Index 500-I Class
	15.51	14.72	Growth Stock-I Class
	15.51	14.71	Value-I Class
U.S. Mid-Cap Stocks	2.95	3.32	Mid-Cap Growth-I Class
	2.95	3.01	Mid-Cap Value-I Class
U.S. Small-Cap Stocks	1.81	2.21	New Horizons-I Class
	1.80	2.03	Small-Cap Stock-I Class
	1.81	1.91	Small-Cap Value-I Class
International Developed Market Stocks	5.98	5.82	International Stock-I Class
	5.98	6.29	International Value Equity-I Class
	5.97	6.49	Overseas Stock-I Class
International Emerging Market Stocks	3.16	3.37	Emerging Markets Stock-I Class
Inflation Focused Stocks	3.70	1.59	Real Assets-I Class
Total Stocks	74.00	71.80	
Core Fixed Income	2.60	2.73	Dynamic Global Bond-I Class
	3.90	3.78	International Bond (USD Hedged)-I Class
	11.70	12.97	New Income-I Class
Diversifying Fixed Income	2.42	2.91	Emerging Markets Bond-I Class
	0.48	0.95	Floating Rate-I Class
	1.94	1.26	High Yield-I Class
	0.00	0.00	International Bond-I Class
	0.00	0.00	Limited Duration Inflation Focused Bond-I Class
	2.96	3.30	U.S. Treasury Long-Term-I Class
Short-Term Income	0.00	0.30	U.S. Treasury Money-I Class
Total Bonds	26.00	28.20	

Allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/18

Target 2045 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	6.02%	5.71%	Equity Index 500–I Class
	17.22	16.34	Growth Stock–I Class
	17.22	16.29	Value–I Class
U.S. Mid-Cap Stocks	3.15	3.56	Mid-Cap Growth–I Class
	3.15	3.23	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.93	2.35	New Horizons–I Class
	1.92	2.17	Small-Cap Stock–I Class
	1.93	2.05	Small-Cap Value–I Class
International Developed Market Stocks	6.38	6.24	International Stock–I Class
	6.38	6.71	International Value Equity–I Class
	6.37	6.96	Overseas Stock–I Class
International Emerging Market Stocks	3.38	3.62	Emerging Markets Stock–I Class
Inflation Focused Stocks	3.95	1.70	Real Assets–I Class
Total Stocks	79.00	76.93	
Core Fixed Income	2.10	2.23	Dynamic Global Bond–I Class
	3.15	3.12	International Bond (USD Hedged)–I Class
	9.45	10.71	New Income–I Class
Diversifying Fixed Income	1.71	2.12	Emerging Markets Bond–I Class
	0.34	0.75	Floating Rate–I Class
	1.37	0.80	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	2.88	3.24	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.11	U.S. Treasury Money–I Class
Total Bonds	21.00	23.08	

Allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/18

Target 2050 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	6.41%	6.01%	Equity Index 500–I Class
	18.30	17.39	Growth Stock–I Class
	18.30	17.32	Value–I Class
U.S. Mid-Cap Stocks	3.35	3.79	Mid-Cap Growth–I Class
	3.35	3.45	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.05	2.49	New Horizons–I Class
	2.05	2.31	Small-Cap Stock–I Class
	2.05	2.17	Small-Cap Value–I Class
International Developed Market Stocks	6.78	6.63	International Stock–I Class
	6.78	7.16	International Value Equity–I Class
	6.79	7.42	Overseas Stock–I Class
International Emerging Market Stocks	3.59	3.86	Emerging Markets Stock–I Class
Inflation Focused Stocks	4.20	1.81	Real Assets–I Class
Total Stocks	84.00	81.81	
Core Fixed Income	1.60	1.73	Dynamic Global Bond–I Class
	2.40	2.43	International Bond (USD Hedged)–I Class
	7.20	8.40	New Income–I Class
Diversifying Fixed Income	1.07	1.41	Emerging Markets Bond–I Class
	0.21	0.52	Floating Rate–I Class
	0.86	0.42	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	2.65	3.04	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.23	U.S. Treasury Money–I Class
Total Bonds	15.99	18.18	

Allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/18

Target 2055 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	6.67%	6.32%	Equity Index 500–I Class
	19.07	18.12	Growth Stock–I Class
	19.07	18.03	Value–I Class
U.S. Mid-Cap Stocks	3.49	3.96	Mid-Cap Growth–I Class
	3.49	3.59	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.13	2.58	New Horizons–I Class
	2.14	2.44	Small-Cap Stock–I Class
	2.13	2.25	Small-Cap Value–I Class
International Developed Market Stocks	7.07	6.94	International Stock–I Class
	7.07	7.46	International Value Equity–I Class
	7.06	7.74	Overseas Stock–I Class
International Emerging Market Stocks	3.74	4.03	Emerging Markets Stock–I Class
Inflation Focused Stocks	4.37	1.90	Real Assets–I Class
Total Stocks	87.50	85.36	
Core Fixed Income	1.25	1.38	Dynamic Global Bond–I Class
	1.88	1.97	International Bond (USD Hedged)–I Class
	5.62	6.68	New Income–I Class
Diversifying Fixed Income	0.71	0.98	Emerging Markets Bond–I Class
	0.14	0.39	Floating Rate–I Class
	0.57	0.23	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	2.32	2.74	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.27	U.S. Treasury Money–I Class
Total Bonds	12.49	14.64	

Allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/18

Target 2060 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	6.87%	6.49%	Equity Index 500–I Class
	19.61	18.62	Growth Stock–I Class
	19.61	18.56	Value–I Class
U.S. Mid-Cap Stocks	3.59	4.05	Mid-Cap Growth–I Class
	3.59	3.68	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.19	2.66	New Horizons–I Class
	2.20	2.49	Small-Cap Stock–I Class
	2.19	2.32	Small-Cap Value–I Class
International Developed Market Stocks	7.27	7.16	International Stock–I Class
	7.27	7.68	International Value Equity–I Class
	7.26	7.96	Overseas Stock–I Class
International Emerging Market Stocks	3.85	4.16	Emerging Markets Stock–I Class
Inflation Focused Stocks	4.50	1.95	Real Assets–I Class
Total Stocks	90.00	87.78	
Core Fixed Income	1.00	1.17	Dynamic Global Bond–I Class
	1.50	1.63	International Bond (USD Hedged)–I Class
	4.50	5.69	New Income–I Class
Diversifying Fixed Income	0.50	0.73	Emerging Markets Bond–I Class
	0.10	0.31	Floating Rate–I Class
	0.40	0.13	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	2.00	2.43	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.14	U.S. Treasury Money–I Class
Total Bonds	10.00	12.23	

Allocations may not total 100% due to rounding.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Target 2035 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.

The fund has three classes of shares: the Target 2035 Fund (Investor Class), the Target 2035 Fund–Advisor Class (Advisor Class), and the Target 2035 Fund–I Class (I Class). Advisor Class shares are sold only through unaffiliated brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan; the Investor and I Classes do not pay Rule 12b-1 fees. I Class shares generally are available only to investors meeting a $1,000,000 minimum investment, although the minimum is generally waived for certain client accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds. Certain ratios in the accompanying Financial Highlights have been included to conform to the current year presentation.

Investment Transactions, Investment Income, and Distributions Purchases and sales of the underlying Price Funds are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Gains and losses realized on sales of the underlying Price Funds are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, income distributions from the underlying Price Funds and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees in an amount not exceeding 0.25% of the class’s average daily net assets.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued, and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On November 30, 2018, all of the investments in underlying Price Funds were classified as Level 1, based on the inputs used to determine their fair values.

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price Funds during the six months ended November 30, 2018, aggregated $40,377,000 and $11,836,000, respectively.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2018, the cost of investments for federal income tax purposes was $180,018,000. Net unrealized gain aggregated $6,321,000 at period-end, of which $11,352,000 related to appreciated investments and $5,031,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price Funds.

The fund pays no management fees; however, Price Associates receives management fees from the underlying Price Funds. The fund operates in accordance with an amended and restated investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates, under which expenses associated with the operation of the fund are borne by the fund. In addition to its own operating expenses, the fund indirectly bears its proportionate share of the management fees received by Price Associates and operating costs of the underlying Price Funds in which it invests.

The Investor Class and Advisor Class are each subject to a contractual expense limitation (each a Class Limit) at the rates and through the limitation dates indicated in the table below; the Class Limits may be renewed, revised, or revoked only with approval of the fund’s Board. Each Class Limit contractually requires Price Associates to pay any (i) operating expenses (excluding interest, expenses related to borrowings, taxes, and brokerage, and other non-recurring expenses permitted by the amended management agreement) (Direct Expenses), and (ii) the indirect expense impact from the fund’s investments in the underlying Price Funds (Indirect Expenses), to the extent total Direct and Indirect Expenses exceed the Class Limit. Class Limits measure the total of Direct and Indirect Expenses on an annualized basis as a percentage of the class’s average daily net assets (effective net expense ratio); Indirect Expenses are based on the actual expense ratio of each underlying Price Fund weighted for the fund’s relative average investment therein. Each class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s effective net expense ratio (after the repayment is taken into account) to exceed both: (1) the expense limitation in place at the time such amounts were paid; and (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment.

The I Class is also subject to an expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all Direct Expenses (as previously defined) of the I Class to the extent such Direct Expenses, on an annualized basis, exceed the I Class Limit. Indirect expenses are not subject to the I Class Limit. This agreement will continue through the limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed both: (1) the I Class Limit in place at the time such amounts were paid; and (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment.

Pursuant to this agreement, expenses were paid by Price Associates during the six months ended November 30, 2018 as indicated in the table below. Including this amount, expenses previously paid by Price Associates in the amount of $624,000 remain subject to repayment by the fund at November 30, 2018. To the extent any expenses are paid in accordance with an expense limitation, the payment is charged to the applicable class or allocated across the classes in the same manner as the related expense. Any repayment of expenses previously paid by Price Associates during the period, if any, would be included in the net investment income and expense ratios relating to the activity of the fund presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and I Class. For the six months ended November 30, 2018, expenses incurred pursuant to these service agreements were $20,000 for Price Associates; $22,000 for T. Rowe Price Services, Inc.; and $37,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price are presented net on the accompanying Statement of Assets and Liabilities.

The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At November 30, 2018, the fund held less than 25% of the outstanding shares of any underlying Price Fund.

NOTE 6 - SUBSEQUENT EVENT

Effective January 1, 2019, the fund has implemented an operating expense limit for the Investor Class and Advisor Class whereby Price Associates is contractually required to pay all operating expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; other non-recurring expenses; and 12b-1 fees, with respect to the Advisor Class), on an annualized basis, to the extent that such operating expenses exceed 0.15% of each respective class’s average daily net assets. The current expense limitations in place to limit the Direct Expenses and Indirect Expenses on the Investor Class and Advisor Class have not changed and remain in effect. In addition, effective January 1, 2019, the I Class’s operating expense limitation was reduced from 0.05% to 0.01% of average daily net assets. These agreements will continue until September 30, 2020, and may be renewed, revised or revoked, only with approval of the fund’s Board.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) During the period, the Price Funds’ accounting agent, The Bank of New York Mellon (BNYM), converted the fund’s books and records from a legacy fund accounting system / operating model to a BNYM fund accounting system / operating model.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 18, 2019

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	January 18, 2019